Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 24, 2022
Prospectus Date	rr_ProspectusDate	Oct. 24, 2022
WisdomTree PutWrite Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree PutWrite Strategy Fund (formerly, WisdomTree CBOE S&P 500 PutWrite Strategy Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Volos US Large Cap Target 2.5% PutWrite Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is provided by Volos Portfolio Solutions, Inc. (“Volos” or the “Index Provider”). The Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of (1) selling (or “writing”) put options on the SPDR S&P 500 ETF Trust (“SPY”) (the “SPY Puts”) and (2) a cash collateral account that accrues interest at a theoretical three-month Treasury bill rate on a daily basis. SPY Puts are derivative instruments that typically rise in value when the price of SPY falls because SPY Puts are options to sell SPY at a designated strike price. All SPY Puts are exchange-listed standardized options. The Index’s put option sales strategy is designed to generate income when SPY exhibits neutral to positive performance with low volatility, as such performance is expected to decrease the hypothetical price of the sold SPY Puts. The Index selects SPY Puts that target a premium of 2.5% (i.e., the SPY Put costs approximately 2.5% of the official daily price of SPY). At any given time, the Index references two SPY Puts with expiration dates that are two weeks apart.

In seeking to track the price and yield performance, before fees and expenses, of the Index, the Fund sells SPY Puts and holds U.S. Treasury bills. By selling a SPY Put, the Fund receives a premium from the option buyer. The premium will increase the Fund’s return if the sold SPY Put has decreased in price on the Roll Date (as defined in the next paragraph) relative to the premium received by the Fund from writing the option. The SPY Put will decrease in price if SPY has positive performance because the put option is more valuable when SPY decreases in price and/or experiences high volatility. If, however, the price of the sold SPY Put increases compared to the price of the SPY Put when written by the Fund (e.g., in response to SPY decreasing in price and/or experiencing high volatility), the Fund pays the buyer the difference between the SPY Put price on the Roll Date and the SPY Put price when written by the Fund. The Fund’s sale of cash-secured SPY Puts serves to partially offset a decline in the price of SPY to the extent of the premiums received. However, if the price of SPY increases beyond the premiums received, Fund returns would not be expected to increase accordingly. The Fund’s potential return is limited to the amount of the option premiums it receives.

The SPY Puts bought by the Fund are selected to target a premium of 2.5% (i.e., the cash received by the Fund from the buyer of the SPY Put is approximately 2.5% of the official daily price of SPY). At any given time, the Fund holds two SPY Puts with different expiration dates two weeks apart. The Fund closes out the SPY Puts one week prior to their expiration dates, either the first Friday or third Friday of each month, and newly selected SPY Puts are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. When a SPY Put is closed out by the Fund on the Roll Date, the Fund selects a new SPY Put with a target expiration date of either the first Friday or third Friday of the following month. Each new SPY Put will also have a strike price that is the higher of (i) the “at the money” strike price (i.e., a strike price that is closest to but greater than the current market price of SPY), or (ii) the strike price for a SPY Put that has a premium closest to 2.5%.

By following the Index’s put option sales strategy, as described above, the Fund expects to operate in a manner similar to, and subject to the same risks as, the Index. The number of SPY Puts sold by the Fund varies but is limited by the amount held by the Fund in Treasury bills. At each Roll Date, any settlement from the existing SPY Puts is paid from the Treasury bill investments and new SPY Puts are sold. The revenue from their sale is added to the Fund’s Treasury bill account.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Put Options Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. The SPY Puts sold by the Fund may have imperfect correlation to the returns of the Index. Although the Fund collects premiums on the SPY Puts it writes, the Fund’s risk of loss if the price of SPY falls below the strike price and the SPY Puts are exercised as of the Roll Date (i.e., the Fund, as the seller of the SPY Puts, owes the buyer of the SPY Puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells.

■	Limited Upside Return Risk. By virtue of its put option sales strategy, Fund returns will be subject to an upside limitation on returns attributable to SPY, and the Fund will not participate in gains beyond such upside limitation. In the event an investor purchases Fund shares in between Roll Dates, and the share price of SPY falls in value to a level near or below the strike price, there may be little or no ability for that investor to experience a gain on an investment in Fund shares until the next Roll Date.

■	Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling. To the extent the Fund’s portfolio managers are unable to roll the SPY Puts as described in the Fund’s principal investment strategy, the Fund may be unable to achieve its investment objective. In addition, because of the frequency with which the

Fund expects to roll option contracts, this risk may be greater than the impact would otherwise be if the Fund experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which can impact the Fund’s returns.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory illness COVID-19 has spread globally for over two years, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have re-opened fully or decreased the number of public safety measures designed to mitigate virus transmission, some economies, including those of countries with limited access to effective COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Assignment Risk. In response to a notification of an option holder’s desire to exercise the option held, the Options Clearing Corporation (“OCC”) may randomly assign the exercise notice to a clearing member, which must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that particular option. If the Fund is assigned an exercise notice, it must buy shares of SPY from the owner of the option. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the Index.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. The Fund utilizes derivatives, including put options. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as SPY. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■	Equity Securities Risk. Equity securities may be more volatile than other asset classes, and their market prices may change quickly and without warning. The value of an equity security may decrease as a result of the issuer or due to general industry or market conditions unrelated to the issuer. If the value of equity securities held by SPY decrease or fluctuate, causing the price of SPY on the Roll Date to fall below the strike price of the SPY Puts sold by the Fund, the NAV of the Fund will decrease or fluctuate, respectively, as the SPY Puts increase in value to their owners.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Any one of these geopolitical risks could contribute to a decline in the price of SPY, which in turn could increase the price of the SPY Puts sold by the Fund, adversely affecting Fund performance.

■	Implied Volatility Risk. Upon selling a SPY Put, the Fund gains the amount of premium it receives; however, the Fund also incurs a liability that represents the value of the SPY Put it has sold until the SPY Put is exercised or expires. The value of the SPY Puts in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Consequently, increases in the implied volatility of the SPY Puts will cause the value of such options to increase (even if the prices of SPY’s stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under the SPY Puts and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the SPY Puts expire or are struck at-the-money. The implied volatility of the SPY Puts sold by the Fund may increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of SPY stocks participate or factors relating to specific SPY companies.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index, in turn, seeks to track the performance of a cash-secured put option sales strategy. The Index may not successfully track the value of the strategy and, as a result, may not achieve its objective, potentially causing losses to the Fund, which generally seeks to follow the same strategy. There is also no assurance that the Index Provider will determine, compose or calculate the Index accurately. The Index Provider has the right to make adjustments to the Index or to the strategy, or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Index, as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is currently not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk. The Fund’s use of sampling techniques may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/ask spread on SPY Puts, when it writes options on the Roll Date. Because the Fund “turns over” its SPY Puts on a bi-weekly basis in this fashion, the Fund will incur high levels of transaction costs. While the turnover of the SPY Put positions is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). These factors may negatively affect the Fund’s performance.

■	Purchase and Sale Timing Risk. Although the Fund seeks to implement a strategy similar to that used by the Index, the Fund has multiple Roll Dates each month and, as a result, no matter when an investor purchases Fund shares, even on a Roll Date, the value of the investor’s investment in the Fund may not be protected against a decline in the value of SPY and may not benefit from a gain in the value of SPY. The value of the options written by the Fund is dependent on various factors, including, but not limited to, the value and implied volatility of SPY. Each of these factors may vary significantly during the period between Roll Dates and affect the Fund’s ability to achieve its investment objective between Roll Dates.

■	U.S. Treasury Bill Risk. Treasury bills may differ from other debt securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s Treasury bill holdings to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the CBOE S&P 500 PutWrite Index, the Fund’s underlying index prior to October 24, 2022, as well as a relevant broad-based securities index. . Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s name, objective and strategies changed effective October 24, 2022. Fund performance prior to October 24, 2022 reflects the Fund’s objective and strategies when it sought to provide returns that corresponded to the performance of the CBOE S&P 500 PutWrite Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2022 was (14.03)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	10.89%	2Q/2020
Lowest Return	(20.65)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree PutWrite Strategy Fund | CBOE S&P 500 PutWrite Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	21.79%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.04%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%	[1]
WisdomTree PutWrite Strategy Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	28.70%	[1]
5 Years	rr_AverageAnnualReturnYear05	18.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.29%	[1]
WisdomTree PutWrite Strategy Fund | WisdomTree PutWrite Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PUTW
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
Annual Return 2017	rr_AnnualReturn2017	10.29%
Annual Return 2018	rr_AnnualReturn2018	(6.60%)
Annual Return 2019	rr_AnnualReturn2019	12.98%
Annual Return 2020	rr_AnnualReturn2020	1.70%
Annual Return 2021	rr_AnnualReturn2021	21.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
1 Year	rr_AverageAnnualReturnYear01	21.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.48%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%	[1]
WisdomTree PutWrite Strategy Fund | WisdomTree PutWrite Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[1]
WisdomTree PutWrite Strategy Fund | WisdomTree PutWrite Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%	[1]

[1]	Prior to October 24, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the CBOE S&P 500 PutWrite Index.